UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $106,960 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INDIA HOSPITALITY CORP                          B16G1G1        754  7536828 SH       SOLE                  7536828        0        0
INDIA HOSPITALITY CORP-REG S                    B16GBT4        302 10074748 SH       SOLE                 10074748        0        0
WELLPOINT INC                  COM              94973V107     5495   144712 SH       SOLE                   144712        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5630   268971 SH       SOLE                   268971        0        0
TIFFANY & CO NEW               COM              886547108     4983   231135 SH       SOLE                   231135        0        0
FEDEX CORP                     COM              31428X106     5544   124603 SH       SOLE                   124603        0        0
BOEING CO                      COM              097023105     5690   159925 SH       SOLE                   159925        0        0
ELECTRONIC ARTS INC            COM              285512109     5009   275370 SH       SOLE                   275370        0        0
DELL INC                       COM              24702R101     5618   592570 SH       SOLE                   592570        0        0
PFIZER INC                     COM              717081103     5661   415650 SH       SOLE                   415650        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101     4946   358400 SH       SOLE                   358400        0        0
PENNEY J C INC                 COM              708160106     4467   222575 SH       SOLE                   222575        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    52048  5496096 SH       SOLE                  5496096        0        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      813  5420187 SH       SOLE                  5420187        0        0